Taxes on Income (Details 2) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 02, 2009	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits				$ 17,200,000	$ 21,600,000	$ 27,200,000	$ 25,600,000
Effective Income Tax Rate, Continuing Operations		69.20%	(100.90%)	45.20%	38.50%	103.10%
Deferred Tax Assets, Operating Loss Carryforwards				1,610,900,000	1,743,500,000
Period Considered for Determining Change in Control for Income Tax Purposes	36 months
Deferred Tax Assets, Valuation Allowance				226,400,000	186,700,000
Deferred Tax Assets, Net of Valuation Allowance				1,877,400,000	2,022,800,000
Increase in Provision for Income Taxes				83,300,000
Undistributed Earnings of Foreign Subsidiaries				270,300,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit				6,800,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense				600,000	1,900,000	200,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued				4,200,000	3,700,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards				1,294,300,000
Operating Loss Carryforwards, Net				3,697,900,000
Operating Loss Carryforwards				3,775,000,000
Operating Loss Carry forward Nondeductible Expense, Compensation and Benefits Share Based Compensation Cost				77,100,000
Operating Loss Carry Forward Unrecognized Excess Tax Benefit Related to Share Based Compensation Cost				27,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards				105,800,000
Tax Credit Carryforward, Deferred Tax Asset				3,000,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Valuation Allowance				13,500,000
Deferred Tax Assets, Operating Loss Carryforwards				248,500,000
Operating Loss Carryforwards, Net				1,049,000,000
Operating Loss Carryforwards, Valuation Allowance				200,600,000
Operating Loss Carryforwards Not Subject to Expiration				775,500,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration				170,600,000
Operating Loss Carryforwards Subject to Expiration				273,500,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration				77,900,000
Tax Credit Carryforward, Deferred Tax Asset				$ 20,800,000